RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 14 — RELATED PARTY TRANSACTIONS AND BALANCES

The following companies are related parties that had balances or transactions with YS Group as of and during the six months ended September 30, 2022 and 2021:

Name of related parties	Relationship with YS Group
Yisheng Biopharma Co., Ltd	An entity controlled by Yi Zhang
Yisheng Biopharma Holdings Ltd.	An entity controlled by Yi Zhang
Beijing Yisheng Xingye Technology Co., Ltd.	An entity controlled by Yi Zhang

Transactions with related parties

YS  Group had the following transactions with related parties, all  of  which are interest-free during the six months ended September 30, 2022 and 2021:

	Six Months Ended September 30,
	2021	2022	2022
	(RMB)	(RMB)	($)
	(Unaudited)	(Unaudited)	(Unaudited)
Amounts due from related party:
Yisheng Biopharma Holdings Limited (Hong Kong)
Receivable collected on behalf of YS Group	2,966,777	—	$—
Repayment to YS Group	33,055,610	—	$—

In fiscal 2021, YS Group lent RMB30,088,833 to Yisheng Biopharma Holdings Limited (Hong Kong) for its operating needs. In fiscal 2022, YS Group lent another RMB2,966,777 to Yisheng Biopharma Holdings Limited (Hong Kong), and Yisheng Biopharma Holdings Limited (Hong Kong) repaid RMB33,055,610 in full to YS Group. As of September 30, 2022, the balance of amount due from Yisheng Biopharma Holdings Limited (Hong Kong) is RMB nil.

From time to time, and prior to the business reorganization that completed in February 2021, YS Group borrowed or lent money to or form the following related parties that were under common control of Mr. Zhang for working capital purposes:

Beijing Yisheng Xingye Technology Co., Ltd. (PRC) (“Beijing Yisheng Xingye”)

In the six months ended September 30, 2021, Beijing Yisheng Xingye lent RMB46,970 to YS Group, and YS Group repaid it in full. As of September 30, 2022, the balance of amount due to Beijing Yisheng Xingye was RMB nil.

Yisheng Biopharma Co., Ltd. (“Yisheng Biopharma “)

In the six months ended September 30, 2021, Yisheng Biopharma lent RMB64,880 to YS Group, and YS Group repaid it in full during the same year. As of September 30, 2022, the amount due to Yisheng Biopharma was RMB nil.

NOTE 15 — RELATED PARTY TRANSACTIONS AND BALANCES

The following companies are related parties that had balances or transactions with YS Group as of and during the fiscal years ended March 31, 2022 and 2021:

Name of related parties	Relationship with YS Group
Yisheng Biopharma Co., Ltd	An entity controlled by Yi Zhang
Yisheng Biopharma Holdings Ltd.	An entity controlled by Yi Zhang
Kaifeng Yisheng Pan-Asia Technology Co., Ltd	An entity controlled by Yi Zhang
Beijing Yisheng Xingye Technology Co., Ltd.	An entity controlled by Yi Zhang
Changchun Bailong Biotechnology Co., Ltd.	An entity controlled by Yi Zhang
Henan Yisheng Huizhong Health Services Co., Ltd.	An entity controlled by Yi Zhang
Henan Yisheng Biopharma Co., Ltd.	An entity controlled by Yi Zhang

Name of related parties	Relationship with YS Group
Beijing Huaerdun Kangqi Biotechnology Co., Ltd.	An entity controlled by Yi Zhang
Liaoning Yisheng Pan-Asia	An entity controlled by Yi Zhang
Yi Zhang	Chairman of Board of Directors
Hui Shao	Chief Executive Officer
Zhongkai Shi*	Chief Medical Officer
Nan Zhang	Daughter of the Chairman
Xu Zhang	Daughter of the Chairman
*	Zhongkai Shi resigned in September 2021.

Outstanding balances with related parties

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Amounts due from related party:
Yisheng Biopharma Holding Ltd (Hong Kong)	30,088,833	—	$—
	30,088,833	—	$—

During the year ended March 31, 2021, Yisheng Biopharma Holding Ltd (Hong Kong) received repayment of RMB30,088,833 (US$4.6 million) from Hong Kong Tang Hillcrest Investment Corporation on behalf of YS Group. The loan to Hong Kong Tang Hillcrest Investment Corporation is non-interest bearing and is renewed annually since 2015. During the year ended March 31, 2022, Yisheng Biopharma Holding Ltd (Hong Kong) transferred the repayment fully to YS Group.

Transactions with related parties

YS Group had the following transactions with related parties, all  of  which are interest-free during the  fiscal years ended March 31, 2022 and 2021:

	For the Years Ended March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Amounts due from related party:
Yisheng Biopharma Holdings Limited (Hong Kong)
Receivable collected on behalf of YS Group	30,088,833	2,966,777	$459,412
Repayment to YS Group		33,055,610	$5,118,732

In fiscal 2021, YS Group lent RMB30,088,833 to Yisheng Biopharma Holdings Limited (Hong Kong) for its operating needs. In fiscal 2022, YS Group lent another RMB2,966,777 to Yisheng Biopharma Holdings Limited (Hong Kong), and Yisheng Biopharma Holdings Limited (Hong Kong) repaid RMB33,055,610 in full to YS Group. As of March 31, 2022, the balance of amount due from Yisheng Biopharma Holdings Limited (Hong Kong) is RMB nil.

From time to time, and prior to the business reorganization that completed in February 2021, YS Group borrowed or lent money to or form the following related parties that were under common control of Yi Zhang for working capital purposes:

Henan Yisheng Biopharma Co., Ltd. (“Henan Yisheng Biopharma”)

As of March 31, 2020, YS Group owed Henan Yisheng Biopharma was RMB102,868,404. In fiscal year 2021, Henan Yisheng Biopharma lent RMB 213,545,060 to YS Group for its operating needs, and YS Group repaid RMB147,375,441 to Henan Yisheng Biopharma. Henan Yisheng Biopharma forgave the remaining debts, RMB169,038,024 during the fiscal year ended March 31, 2021.

Beijing Yisheng Xingye Technology Co., Ltd. (PRC) (“Beijing Yisheng Xingye”)

As of March 31, 2020, YS Group owned Beijing Yisheng Xingye Technology Co., Ltd. (PRC)  RMB204,218,333. In fiscal year 2021, Beijing Yisheng Xingye lent RMB155,014,765 to YS Group for its operating needs, and YS Group repaid RMB47,360,000 to Beijing Yisheng Xingye. Beijing Yisheng Xingye forgave the remaining debts, RMB311,873,098. As of March 31, 2021, the balance of amount due to Beijing Yisheng Xingye was RMB nil. In fiscal year 2022, Beijing Yisheng Xingye lent RMB46,970 to YS Group, and YS Group repaid it in full. As of March 31, 2022, the balance of amount due to Beijing Yisheng Xingye was RMB nil.

Henan Yisheng Pan-Asia Co., Ltd. (“Henan Yisheng Pan-Asia”)

As of March 31, 2020, YS Group owed Henan Yisheng Pan-Asia Co., Ltd. RMB8,000. In fiscal 2021, YS Group repaid RMB8,000 in full to Henan Yisheng Pan-Asia.

Other Related Parties

As of March 31, 2020, YS Group owed RMB7,792,152 in total to the following individual: Xu Zhang, Hui Shao, Zhongkai Shi, Yi Zhang and Nan Zhang. In fiscal year 2021, these individuals lent RMB445,833 in total to YS Group, and YS Group repaid RMB8,237,985 in full to these individuals.

Liaoning Yisheng Pan-Asia Co., Ltd. (“Liaoning Yisheng Pan-Asia”)

As of March 31, 2020, the Liaoning Yisheng Pan-Asia owed YS Group RMB30,780,298. In fiscal 2021, YS Group lent RMB8,423,885 to Liaoning Yisheng Pan-Asia, and Liaoning Yisheng Pan-Asia repaid RMB6,700,388 to YS Group. YS Group forgave the remaining RMB32,503,795. As of March 31, 2021, the amount due from Liaoning Yisheng Pan-Asia was RMB nil.

Henan Yisheng Huizhong Co., Ltd. (“Henan Yisheng Huizhong”)

As of March 31, 2020, Henan Yisheng Huizhong owed YS Group RMB1,744,800. In fiscal 2021, YS Group lent RMB570,000 to Henan Yisheng Huizhong. YS Group forgave Henan Yisheng Huizhong’s debts of RMB2,314,800. As of March 31, 2021, the amount due from Henan Yisheng Huizhong was RMB nil.

Yisheng Biopharma Co., Ltd. (“Yisheng Biopharma”)

In fiscal 2022, Yisheng Biopharma lent RMB64,880 to YS Group, and YS Group repaid it in full during the same year. As of March 31, 2022, the amount due to Yisheng Biopharma was RMB nil.